Stock Options (Table)	3 Months Ended
Mar. 31, 2014
Stock Options
Schedule of Stock Options Roll Forward

The following table summarizes the Company’s stock options:

		Weighted	Aggregate		Weighted Average
	Options	Average Exercise Price	Intrinsic Value	Exercisable	Remaining Life
Balance, December 31, 2013	5,000,000	$0.10	-	4,583,333	No Expiration
Granted
Expired	-	-
Exercised	-	-
Cancelled	-	-
Balance, March 31, 2014	5,000,000	$0.10	-	5,000,000	No Expiration